Schedule of Investments (unaudited)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.7%
iShares MSCI EAFE ETF(a)(b)	90,817,963	$7,696,822,364
Total Investment Companies (Cost: $6,993,653,136)		7,696,822,364
Short-Term Securities
Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	980,495,348	980,887,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	3,880,000	3,880,000
Total Short-Term Securities — 12.8% (Cost: $984,749,407)		984,767,546
Total Investments in Securities — 112.5% (Cost: $7,978,402,543)		8,681,589,910
Liabilities in Excess of Other Assets — (12.5)%		(966,065,462)
Net Assets — 100.0%		$7,715,524,448

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,447,379,127	$—	$(466,732,785)(a)	$346,048	$(104,844)	$980,887,546	980,495,348	$426,874 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,580,000	1,300,000 (a)	—	—	—	3,880,000	3,880,000	188,233	—
iShares MSCI EAFE ETF	6,665,645,671	3,245,245,909	(2,650,748,328)	323,552,944	113,126,168	7,696,822,364	90,817,963	73,316,795	—
				$323,898,992	$113,021,324	$8,681,589,910		$73,931,902	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	386,000	USD	242,360	Australia and New Zealand Banking Group	05/02/25	$4,892
AUD	3,279,000	USD	2,084,751	BNP Paribas SA	05/02/25	15,613
AUD	2,316,000	USD	1,411,456	HSBC Bank PLC	05/02/25	72,058
AUD	53,785,000	USD	33,422,887	JPMorgan Chase Bank N.A.	05/02/25	1,029,103

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	824,945,000	USD	527,428,586	Morgan Stanley & Co. International PLC	05/02/25	$990,062
AUD	965,000	USD	609,892	State Street Bank & Trust Company	05/02/25	8,239
AUD	1,250,000	USD	785,454	Toronto Dominion Bank	05/02/25	15,233
CHF	11,050,000	USD	12,545,424	BNP Paribas SA	05/02/25	842,835
CHF	1,926,000	USD	2,248,586	HSBC Bank PLC	05/02/25	84,970
CHF	5,777,000	USD	6,879,314	JPMorgan Chase Bank N.A.	05/02/25	120,141
CHF	3,333,000	USD	3,777,566	Morgan Stanley & Co. International PLC	05/02/25	260,721
CHF	1,124,000	USD	1,301,209	Toronto Dominion Bank	05/02/25	60,637
DKK	1,797,000	USD	264,043	Bank of America N.A.	05/02/25	8,684
DKK	1,797,000	USD	263,513	BMO Capital Markets	05/02/25	9,215
DKK	270,027,000	USD	39,168,572	BNP Paribas SA	05/02/25	1,812,912
DKK	6,615,000	USD	973,181	JPMorgan Chase Bank N.A.	05/02/25	30,765
DKK	17,056,000	USD	2,479,690	State Street Bank & Trust Company	05/02/25	108,867
DKK	5,089,000	USD	772,063	Toronto Dominion Bank	05/02/25	284
EUR	30,992,000	USD	33,557,561	Bank of America N.A.	05/02/25	1,551,742
EUR	1,166,000	USD	1,260,150	BNP Paribas SA	05/02/25	60,754
EUR	3,498,000	USD	3,831,869	HSBC Bank PLC	05/02/25	130,842
EUR	9,906,000	USD	11,220,221	Imperial Bank of Canada	05/02/25	1,796
EUR	12,244,000	USD	13,424,448	JPMorgan Chase Bank N.A.	05/02/25	446,174
EUR	660,000	USD	747,301	Morgan Stanley & Co. International PLC	05/02/25	380
EUR	2,915,000	USD	3,218,280	State Street Bank & Trust Company	05/02/25	83,979
EUR	46,548,000	USD	50,363,074	Toronto Dominion Bank	05/02/25	2,368,852
EUR	3,498,000	USD	3,835,043	UBS AG	05/02/25	127,668
GBP	241,000	USD	314,803	Bank of New York	05/02/25	6,378
GBP	3,288,000	USD	4,243,108	BMO Capital Markets	05/02/25	138,812
GBP	21,523,000	USD	27,778,735	Citibank N.A.	05/02/25	904,983
GBP	425,000	USD	549,065	HSBC Bank PLC	05/02/25	17,333
GBP	9,338,000	USD	12,116,956	JPMorgan Chase Bank N.A.	05/02/25	327,804
GBP	1,274,000	USD	1,639,947	Societe Generale	05/02/25	57,914
GBP	304,000	USD	403,152	Toronto Dominion Bank	05/02/25	1,989
GBP	1,061,000	USD	1,388,148	UBS AG	05/02/25	25,848
HKD	1,303,000	USD	167,664	Citibank N.A.	05/02/25	344
HKD	16,787,000	USD	2,160,629	HSBC Bank PLC	05/02/25	3,871
HKD	5,472,000	USD	704,646	JPMorgan Chase Bank N.A.	05/02/25	908
HKD	361,000	USD	46,513	Natwest Markets PLC	05/02/25	34
HKD	2,084,000	USD	268,515	State Street Bank & Trust Company	05/02/25	194
HKD	1,563,000	USD	201,178	Toronto Dominion Bank	05/02/25	354
HKD	9,724,000	USD	1,250,891	UBS AG	05/02/25	2,913
ILS	437,000	USD	117,554	Bank of America N.A.	05/02/25	2,533
ILS	42,000	USD	11,347	Deutsche Bank Securities Inc.	05/02/25	195
ILS	1,019,000	USD	277,412	HSBC Bank PLC	05/02/25	2,606
ILS	917,000	USD	243,584	JPMorgan Chase Bank N.A.	05/02/25	8,405
ILS	53,000	USD	14,359	State Street Bank & Trust Company	05/02/25	205
JPY	6,391,150,000	USD	42,687,777	Bank of America N.A.	05/02/25	2,011,831
JPY	120,537,000	USD	816,702	BNP Paribas SA	05/02/25	26,332
JPY	361,611,000	USD	2,467,585	HSBC Bank PLC	05/02/25	61,517
JPY	2,832,020,000	USD	19,501,060	JPMorgan Chase Bank N.A.	05/02/25	306,046
JPY	69,002,000	USD	480,410	Morgan Stanley & Co. International PLC	05/02/25	2,189

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	120,537,000	USD	808,503	Toronto Dominion Bank	05/02/25	$34,531
NOK	2,417,000	USD	229,453	BMO Capital Markets	05/02/25	2,875
NOK	247,000	USD	23,613	Citibank N.A.	05/02/25	130
NOK	1,480,000	USD	137,657	HSBC Bank PLC	05/02/25	4,604
NOK	2,591,000	USD	237,594	JPMorgan Chase Bank N.A.	05/02/25	11,459
NOK	10,079,000	USD	957,782	Morgan Stanley & Co. International PLC	05/02/25	11,035
NZD	12,000	USD	6,844	Australia and New Zealand Banking Group	05/02/25	284
NZD	30,000	USD	17,365	BMO Capital Markets	05/02/25	455
NZD	12,000	USD	6,642	BNP Paribas SA	05/02/25	486
NZD	26,072,000	USD	15,435,516	HSBC Bank PLC	05/02/25	51,249
NZD	115,000	USD	63,888	JPMorgan Chase Bank N.A.	05/02/25	4,422
NZD	72,000	USD	40,439	Toronto Dominion Bank	05/02/25	2,329
SEK	3,524,000	USD	352,927	BMO Capital Markets	05/02/25	11,668
SEK	238,188,000	USD	23,754,831	Citibank N.A.	05/02/25	888,282
SEK	12,335,000	USD	1,230,939	JPMorgan Chase Bank N.A.	05/02/25	45,250
SEK	650,000	USD	66,397	Morgan Stanley & Co. International PLC	05/02/25	852
SEK	49,679,000	USD	4,993,117	State Street Bank & Trust Company	05/02/25	146,710
SEK	4,699,000	USD	469,264	Toronto Dominion Bank	05/02/25	16,898
SGD	143,476,000	USD	109,847,765	Deutsche Bank Securities Inc.	05/02/25	2,935
SGD	1,010,000	USD	761,343	HSBC Bank PLC	05/02/25	11,952
SGD	47,000	USD	35,887	Imperial Bank of Canada	05/02/25	98
SGD	638,000	USD	472,384	JPMorgan Chase Bank N.A.	05/02/25	16,093
SGD	67,000	USD	49,919	Nomura Securities International Inc.	05/02/25	1,378
SGD	67,000	USD	49,583	State Street Bank & Trust Company	05/02/25	1,715
SGD	794,000	USD	592,371	Toronto Dominion Bank	05/02/25	15,545
USD	744,286	AUD	1,157,000	Australia and New Zealand Banking Group	05/02/25	3,169
USD	742,777	AUD	1,157,000	JPMorgan Chase Bank N.A.	05/02/25	1,660
USD	12,002,130	CHF	9,791,000	State Street Bank & Trust Company	05/02/25	139,284
USD	1,173,746	CHF	963,000	UBS AG	05/02/25	6,968
USD	277,137	DKK	1,796,000	JPMorgan Chase Bank N.A.	05/02/25	4,562
USD	1,507,782	DKK	9,882,000	State Street Bank & Trust Company	05/02/25	8,010
USD	274,897	DKK	1,796,000	Toronto Dominion Bank	05/02/25	2,322
USD	3,994,190	EUR	3,496,000	BNP Paribas SA	05/02/25	33,744
USD	25,944,901	EUR	22,733,000	JPMorgan Chase Bank N.A.	05/02/25	191,810
USD	1,710,666	GBP	1,273,000	BNP Paribas SA	05/02/25	14,138
USD	1,702,725	GBP	1,273,000	State Street Bank & Trust Company	05/02/25	6,197
USD	739,349	HKD	5,733,000	State Street Bank & Trust Company	05/02/25	141
USD	56,311	ILS	204,000	HSBC Bank PLC	05/02/25	253
USD	2,543,808	JPY	361,399,000	HSBC Bank PLC	05/02/25	16,188
USD	16,581,087	JPY	2,349,724,000	JPMorgan Chase Bank N.A.	05/02/25	147,152
USD	142,885	NOK	1,480,000	BNP Paribas SA	05/02/25	624
USD	21,613	NZD	36,000	Morgan Stanley & Co. International PLC	05/02/25	229
USD	21,519	NZD	36,000	Toronto Dominion Bank	05/02/25	135
USD	367,845	SEK	3,522,000	Natwest Markets PLC	05/02/25	3,456
USD	369,784	SEK	3,522,000	State Street Bank & Trust Company	05/02/25	5,396
USD	154,148	SGD	201,000	BNP Paribas SA	05/02/25	254
AUD	16,401,000	USD	10,497,631	State Street Bank & Trust Company	06/03/25	11,554

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	1,029,000	USD	132,727	HSBC Bank PLC	06/03/25	$4
NZD	541,000	USD	321,360	State Street Bank & Trust Company	06/03/25	287
NZD	349,000	USD	207,481	Toronto Dominion Bank	06/03/25	14
USD	836,579,116	CHF	686,199,000	Bank of New York	06/03/25	2,268,074
USD	2,287,732	CHF	1,878,000	JPMorgan Chase Bank N.A.	06/03/25	4,377
USD	195,501,610	DKK	1,280,295,000	Morgan Stanley & Co. International PLC	06/03/25	775,894
USD	2,645,222	DKK	17,379,000	Westpac Banking Corp.	06/03/25	1,973
USD	2,838,167,804	EUR	2,492,343,000	Morgan Stanley & Co. International PLC	06/03/25	9,770,780
USD	7,583,348	EUR	6,676,000	State Street Bank & Trust Company	06/03/25	7,192
USD	1,210,811,806	GBP	907,283,000	Bank of America N.A.	06/03/25	1,539,136
USD	6,237,644	GBP	4,676,000	Nomura Securities International Inc.	06/03/25	5,235
USD	143,685,565	HKD	1,113,828,000	State Street Bank & Trust Company	06/03/25	12,709
USD	39,988,402	ILS	145,088,000	HSBC Bank PLC	06/03/25	91,135
USD	1,810,919,714	JPY	257,617,364,000	Deutsche Bank Securities Inc.	06/03/25	2,648,956
USD	50,686,643	NOK	527,227,000	HSBC Bank PLC	06/03/25	7,525
USD	260,675,952	SEK	2,510,690,000	Natwest Markets PLC	06/03/25	460,284
USD	110,044,882	SGD	143,476,000	Deutsche Bank Securities Inc.	06/03/25	14,828
						33,647,840
CHF	686,199,000	USD	833,372,601	Bank of New York	05/02/25	(1,968,954)
CHF	394,000	USD	483,208	Toronto Dominion Bank	05/02/25	(5,835)
DKK	408,000	USD	62,212	HSBC Bank PLC	05/02/25	(291)
DKK	1,280,295,000	USD	195,083,653	Morgan Stanley & Co. International PLC	05/02/25	(775,716)
EUR	827,000	USD	941,576	HSBC Bank PLC	05/02/25	(4,709)
EUR	2,492,343,000	USD	2,832,705,834	Morgan Stanley & Co. International PLC	05/02/25	(9,253,789)
GBP	907,283,000	USD	1,210,678,435	Bank of America N.A.	05/02/25	(1,541,705)
HKD	1,113,828,000	USD	143,627,727	State Street Bank & Trust Company	05/02/25	(11,760)
HKD	289,000	USD	37,273	UBS AG	05/02/25	(10)
ILS	145,088,000	USD	39,959,019	HSBC Bank PLC	05/02/25	(89,272)
JPY	257,617,364,000	USD	1,804,422,246	Deutsche Bank Securities Inc.	05/02/25	(2,650,221)
JPY	81,677,000	USD	575,901	Toronto Dominion Bank	05/02/25	(4,653)
NOK	527,227,000	USD	50,686,047	HSBC Bank PLC	05/02/25	(7,711)
NOK	617,000	USD	59,664	Natwest Markets PLC	05/02/25	(357)
NZD	103,000	USD	61,281	BMO Capital Markets	05/02/25	(99)
NZD	9,000	USD	5,370	Toronto Dominion Bank	05/02/25	(24)
SEK	2,510,690,000	USD	260,170,816	Natwest Markets PLC	05/02/25	(412,914)
SEK	818,000	USD	85,024	State Street Bank & Trust Company	05/02/25	(393)
USD	541,515,560	AUD	868,788,000	BNP Paribas SA	05/02/25	(14,986,728)
USD	693,246	AUD	1,158,000	HSBC Bank PLC	05/02/25	(48,511)
USD	6,701,764	AUD	10,613,000	State Street Bank & Trust Company	05/02/25	(96,395)
USD	2,553,264	AUD	4,053,000	UBS AG	05/02/25	(42,885)
USD	791,029,124	CHF	694,715,000	BNP Paribas SA	05/02/25	(50,692,570)
USD	1,124,481	CHF	963,000	HSBC Bank PLC	05/02/25	(42,297)
USD	3,831,535	CHF	3,371,000	State Street Bank & Trust Company	05/02/25	(252,793)
USD	226,764,942	DKK	1,561,224,000	Bank of America N.A.	05/02/25	(10,179,055)
USD	263,148	DKK	1,797,000	HSBC Bank PLC	05/02/25	(9,579)
USD	989,302	DKK	6,589,000	Natwest Markets PLC	05/02/25	(10,698)
USD	13,304,685	EUR	12,245,000	BNP Paribas SA	05/02/25	(567,070)
USD	3,823,697	EUR	3,498,000	HSBC Bank PLC	05/02/25	(139,014)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,382,573	EUR	12,828,000	JPMorgan Chase Bank N.A.	05/02/25	$(149,634)
USD	2,762,348,078	EUR	2,549,797,000	Morgan Stanley & Co. International PLC	05/02/25	(126,190,760)
USD	9,270,303	GBP	7,003,000	BNP Paribas SA	05/02/25	(62,600)
USD	1,197,936,399	GBP	926,061,000	JPMorgan Chase Bank N.A.	05/02/25	(36,225,786)
USD	5,785,573	GBP	4,457,000	Societe Generale	05/02/25	(154,274)
USD	6,056,526	GBP	4,670,000	State Street Bank & Trust Company	05/02/25	(167,187)
USD	1,108,121	HKD	8,597,000	BNP Paribas SA	05/02/25	(368)
USD	145,005,300	HKD	1,126,920,000	HSBC Bank PLC	05/02/25	(298,738)
USD	1,106,429	HKD	8,598,000	State Street Bank & Trust Company	05/02/25	(2,189)
USD	201,503	HKD	1,563,000	UBS AG	05/02/25	(29)
USD	199,381	ILS	747,000	Bank of New York	05/02/25	(5,892)
USD	54,224	ILS	204,000	HSBC Bank PLC	05/02/25	(1,835)
USD	34,577,174	ILS	128,481,000	Imperial Bank of Canada	05/02/25	(729,018)
USD	54,776	ILS	204,000	JPMorgan Chase Bank N.A.	05/02/25	(1,282)
USD	4,761,417	ILS	17,716,000	State Street Bank & Trust Company	05/02/25	(106,886)
USD	1,741,021,106	JPY	259,146,552,000	Bank of America N.A.	05/02/25	(71,446,036)
USD	18,673,586	JPY	2,783,066,000	BNP Paribas SA	05/02/25	(791,137)
USD	9,181,175	JPY	1,325,907,000	HSBC Bank PLC	05/02/25	(92,199)
USD	2,449,766	JPY	361,611,000	JPMorgan Chase Bank N.A.	05/02/25	(79,336)
USD	8,463,814	JPY	1,265,639,000	Nomura Securities International Inc.	05/02/25	(388,046)
USD	248,827	NOK	2,590,000	Bank of America N.A.	05/02/25	(131)
USD	67,406	NOK	740,000	BMO Capital Markets	05/02/25	(3,724)
USD	48,594,688	NOK	513,366,000	Citibank N.A.	05/02/25	(751,295)
USD	2,127,570	NOK	22,413,000	JPMorgan Chase Bank N.A.	05/02/25	(26,822)
USD	384,681	NOK	4,069,000	State Street Bank & Trust Company	05/02/25	(6,441)
USD	118,655	NZD	200,000	BNP Paribas SA	05/02/25	(145)
USD	485,709	NZD	857,000	HSBC Bank PLC	05/02/25	(23,349)
USD	14,220,638	NZD	25,000,000	Imperial Bank of Canada	05/02/25	(629,360)
USD	76,516	NZD	133,000	Nomura Securities International Inc.	05/02/25	(2,486)
USD	72,989	NZD	127,000	State Street Bank & Trust Company	05/02/25	(2,449)
USD	19,942	NZD	36,000	Toronto Dominion Bank	05/02/25	(1,442)
USD	349,721	SEK	3,524,000	BMO Capital Markets	05/02/25	(14,875)
USD	2,558,436	SEK	25,257,000	BNP Paribas SA	05/02/25	(54,672)
USD	278,151,848	SEK	2,784,758,000	JPMorgan Chase Bank N.A.	05/02/25	(9,961,338)
USD	153,649	SGD	201,000	Bank of America N.A.	05/02/25	(244)
USD	555,196	SGD	738,000	BNP Paribas SA	05/02/25	(9,845)
USD	1,921,291	SGD	2,579,000	HSBC Bank PLC	05/02/25	(53,290)
USD	105,391,747	SGD	141,273,000	Imperial Bank of Canada	05/02/25	(2,772,252)
USD	845,051	SGD	1,107,000	State Street Bank & Trust Company	05/02/25	(2,510)
AUD	579,000	USD	371,004	State Street Bank & Trust Company	06/03/25	(1)
CHF	60,642,000	USD	74,055,168	BNP Paribas SA	06/03/25	(323,947)
CHF	481,000	USD	584,824	State Street Bank & Trust Company	06/03/25	(3)
DKK	151,254,000	USD	23,087,654	JPMorgan Chase Bank N.A.	06/03/25	(82,766)
DKK	898,000	USD	136,581	State Street Bank & Trust Company	06/03/25	(1)
EUR	126,866,000	USD	144,468,087	JPMorgan Chase Bank N.A.	06/03/25	(496,163)
EUR	1,748,000	USD	1,983,704	State Street Bank & Trust Company	06/03/25	(13)
GBP	50,938,000	USD	68,045,919	HSBC Bank PLC	06/03/25	(153,177)
GBP	636,000	USD	847,700	State Street Bank & Trust Company	06/03/25	(7)
HKD	76,604,000	USD	9,882,378	HSBC Bank PLC	06/03/25	(1,216)
HKD	781,000	USD	100,743	State Street Bank & Trust Company	06/03/25	(1)
ILS	2,396,000	USD	658,908	BNP Paribas SA	06/03/25	(40)
ILS	102,000	USD	28,051	State Street Bank & Trust Company	06/03/25	(3)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	17,493,731,000	USD	123,085,301	HSBC Bank PLC	06/03/25	$(293,103)
JPY	180,700,000	USD	1,268,381	State Street Bank & Trust Company	06/03/25	(9)
JPY	47,946,000	USD	337,014	Toronto Dominion Bank	06/03/25	(471)
NOK	33,705,000	USD	3,250,353	BNP Paribas SA	06/03/25	(10,496)
NOK	370,000	USD	35,566	State Street Bank & Trust Company	06/03/25	—
SEK	10,851,000	USD	1,124,957	Bank of New York	06/03/25	(326)
SEK	190,551,000	USD	19,791,895	BNP Paribas SA	06/03/25	(42,601)
SEK	1,761,000	USD	182,517	State Street Bank & Trust Company	06/03/25	(1)
SGD	319,000	USD	244,693	Imperial Bank of Canada	06/03/25	(56)
SGD	10,599,000	USD	8,130,767	State Street Bank & Trust Company	06/03/25	(2,519)
USD	3,807,912	AUD	5,944,000	Bank of New York	06/03/25	(794)
USD	527,598,194	AUD	824,945,000	Morgan Stanley & Co. International PLC	06/03/25	(997,567)
USD	554,354	ILS	2,018,000	UBS AG	06/03/25	(569)
USD	237,343	NOK	2,470,000	Bank of New York	06/03/25	(83)
USD	15,371,087	NZD	25,934,000	HSBC Bank PLC	06/03/25	(47,736)
						(347,459,579)
						$(313,811,739)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$7,696,822,364	$—	$—	$7,696,822,364
Short-Term Securities
Money Market Funds	984,767,546	—	—	984,767,546
	$8,681,589,910	$—	$—	$8,681,589,910
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$33,647,840	$—	$33,647,840

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(347,459,579)	$—	$(347,459,579)
	$—	$(313,811,739)	$—	$(313,811,739)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar